SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Prepayments And Other Current Assets
Advance to suppliers		¥ 35,317	¥ 45,325
Deposits		13,094	11,951
Staff advances		1,004	848
Deductible input VAT		49,870	45,188
Receivables from third party payment platforms		1,241	550
Others		11,428	16,134
Prepayments and Other Current Assets	$ 16,009	¥ 111,954	¥ 119,996